INCOME TAXES - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$ 10,456	$ 15,547
Amortization of intangible assets	589	726
Net operating loss carry forwards	44,878	29,572
Excess marketing and advertising expense (15%)	42	52
Impairment on inventory	0	85
Share transfer loss	0	11,836
Recognized cost of non-deductible VAT-input that generated in prior years	521	348
Total deferred tax assets	56,486	58,166
Valuation allowance	(56,486)	(58,166)
Total deferred tax assets, net	$ 0	$ 0
Percentage of excess marketing and advertising expense	15.00%